Accrued and Other Short-term Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
ACCRUED AND OTHER SHORT-TERM LIABILITIES [Abstract]
Accrued advertising and promotion expenses		$ 56,353	$ 65,039
Contract deposits from customers		36,222	23,832
Accrued professional fees		20,459	22,529
Accrued bandwidth costs		8,966	10,644
Deferred ADR deposit income		4,985	0
Contingent litigation liabilities		3,440	3,822
Payables to Web game and mobile game developers		3,288	6,725
Early exercise of Sogou share options with trust arrangements		2,702	4,503
Accrued content and license fees		1,954	2,036
Payable for government project		1,764	440
Accrual for fixed assets purchases		1,409	658
Unpaid installment of donation to Tsinghua University		0	7,652
Guarantee liability	[1]	0	5,148
Others		9,857	11,241
Total		$ 151,399	$ 164,269

[1]	The guarantee liability is in relation to a trial Internet finance program.